Financial Instruments - Schedule of Other Financial Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Financial Liabilities [Abstract]
Short-term loans	[1]	$ 13,534	$ 11,878
Convertible loans		24,763	14,449
Trade payables		8,200	9,867
Other accounts payable		39,474	32,427
Liabilities for government grants		442	412
Total other financial liabilities at amortized cost		86,413	69,033
Total current liabilities		86,240	68,886
Total non-current liabilities		$ 173	$ 147

[1]	The interest rate is Prime (Bank of Israel intrabank plus 1.5%) + 0.7%-4.85%.